UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch         Englewood Cliffs, NJ         August  , 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $136,873,085


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


FORM 13F INFORMATION TABLE
Redwood Capital Management, LLC
June 30, 2005

     COLUMN 1               COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8

                            TITLE
                            OF                                      SHS OR   SH/ PUT/                              VOTING AUTHORITY
   NAME OF ISSUER           CLASS            CUSIP       VALUE      PRN AMT  PRN CALL   INVEST DIS   OTHER MGRS   Sole  Shared  None
   --------------           -----            -----       -----      -------  --------   ----------   ----------   ----  ------  ----
ALTRIA GROUP INC            COM             02209S103  11,418,956      1,766  SH           Sole       None        Sole
AMERICAN EXPRESS CO         COM             025816909     521,654         98  SH           Sole       None        Sole
AMERICAN EXPRESS CO         COM             025816109   1,135,000     21,319  SH           Sole       None        Sole
AMERITRADE HLDG CORP NEW    COM             03074K100     646,000     34,693  SH           Sole       None        Sole
ARCH COAL INC               COM             039380100   4,902,000     90,000  SH           Sole       None        Sole
DOUBLECLICK, INC            COM             258609304   1,059,000    126,185  SH           Sole       None        Sole
ELECTRONIC DATA SYS NEW     COM             285661104     481,000     25,000  SH           Sole       None        Sole
FEDERAL NATL MTG ASSN       COM             313586109   5,840,000    100,000  SH           Sole       None        Sole
GANNETT INC                 COM             364730101     540,588         76  SH  Put      Sole       None        Sole
GAP INC DEL                 COM             364760108   1,369,000     69,300  SH           Sole       None        Sole
GUIDANT CORP                COM             401698105   2,227,630        331  SH  Call     Sole       None        Sole
GUIDANT CORPORATION         COM             401698105   6,050,000     89,902  SH           Sole       None        Sole
HAYES LEMMERZ INTL INC      COM NEW         420781304   1,174,000    164,935  SH           Sole       None        Sole
HUNTSMAN CORP               COM             447011107   1,190,000     58,710  SH           Sole       None        Sole
IMS HEALTH INC              COM             449934108   1,104,000     44,561  SH           Sole       None        Sole
INSIGHT COMMUNICATIONS INC  CL A            45768V108   1,455,000    131,693  SH           Sole       None        Sole
KNIGHT CAPITAL GROUP INC    CL A            499005106   4,067,000    533,712  SH           Sole       None        Sole
MCI INC.                    COM             552691107  16,027,000    623,363  SH           Sole       None        Sole
MI DEV INC                  CL A SUB VTG    55304X104   1,196,000     37,900  SH           Sole       None        Sole
MASSEY ENERGY CORP          COM             576206106  13,409,000    355,500  SH           Sole       None        Sole
MCDERMOTT INTL INC          COM             580037109   7,274,000    346,400  SH           Sole       None        Sole
MORGAN STANLEY              COM NEW         617446448     268,000      5,100  SH           Sole       None        Sole
NRG ENERGY INC              COM NEW         629377508   6,580,000    175,000  SH           Sole       None        Sole
NTL, INC DEL                COM             62940M104   2,053,000     30,000  SH           Sole       None        Sole
PROVIDIAN FIN CORP          COM             74406A102     720,000     40,816  SH           Sole       None        Sole
PROVIDIAN FINAL CORP        NOTE 2/1        74406AAB8   2,650,000  5,000,000  SH           Sole       None        Sole
RCN CORP                    COMNEW          749361200   1,248,000     54,032  SH           Sole       None        Sole
RELIANT ENERGY, INC         COM             75952B105     619,000     50,000  SH           Sole       None        Sole
SCO GROUP INC               COM             78403A106     178,000     46,514  SH           Sole       None        Sole
SELECT SECTOR SPDR TR       SB1 NIT.FINL    81369Y605     386,057        131  SH  Put      Sole       None        Sole
SEPRACOR INC                COM             817315104   1,200,200        200  SH  Call     Sole       None        Sole
SIEBEL SYS INC              COM             826170102   2,739,000    307,791  SH           Sole       None        Sole
SPRINT CORP                 COM FON         852061100  18,061,000    719,844  SH           Sole       None        Sole
SYNAGRO TECHNOLOGIES INC    COM NEW         871562203     844,000    174,700  SH           Sole       None        Sole
TV AZTECA S.A. DE CV        SPONSORED ADR   901145102   2,711,000    354,900  SH           Sole       None        Sole
USG CORP                    COM NEW         903293405   1,913,000     45,000  SH           Sole       None        Sole
UNISOURCE ENERGY CORP       COM             909205106   6,150,000    200,000  SH           Sole       None        Sole
UNOCAL CORP                 COM             915289102   1,062,000     16,327  SH           Sole       None        Sole
VIACOM INC                  CL B            925524308   1,764,000     55,085  SH           Sole       None        Sole
WALTER INDS INC             COM             93317Q105     603,000     15,000  SH           Sole       None        Sole
WILLIAMS CO INC DEL         COM             969457100     760,000     40,000  SH           Sole       None        Sole
SHOPPING.COM LTD            SHS             M8405Q102   1,277,000     61,224  SH           Sole       None        Sole

                                                                 136,873,085
                                                               =============


03207.0001 #592380